Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

Year	Summary Compensation Table Total for PEO($)(1)(2)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(1)(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(1)(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(5)	Net Loss (in thousands) ($)(6)
2025	597,075	553,871	444,948	406,176	$2.73	3,457
2024	726,543	697,361	483,063	468,238	$4.15	4,835
2023	559,939	509,832	299,230	239,760	$24.35	5,151

SCT Total for PEO	$ 597,075	$ 726,543	$ 559,939
Compensation Actually Paid to PEO	553,871	697,361	509,832
Average SCT Total for Non-PEO NEOs	444,948	483,063	299,230
Average Compensation Actually Paid to Non-PEO NEOs	406,176	468,238	239,760
Total Shareholder Return Amount	2.73	4.15	24.35
Net Income (Loss)	$ 3,457	$ 4,835	$ 5,151
Named Executive Officers, Footnote [Text Block]

(1)	During fiscal years 2025, 2024 and 2023 the principal executive officer, or PEO, was Amy Trombly. During fiscal year 2023, the non-PEO NEOs were Mr. Dvonch, Mr. Thornton and Chad White, our former Chief Financial Officer. Mr. White served as our Interim Chief Financial Officer from October 3, 2022 to November 18, 2022 and as our Chief Financial Officer from November 18, 2022 to April 7, 2023. Mr. Dvonch served as our Chief Financial Officer from September 8, 2020 to November 18, 2022, as our Interim Chief Financial Officer from April 7, 2023 to February 7, 2024, and currently serves as our Chief Financial Officer. uring fiscal year 2024 and 2025, the non-PEO NEOs were Mr. Dvonch and Mr. Thornton.

PEO Name	Amy Trombly	Amy Trombly	Amy Trombly
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	The dollar amounts reported are the amounts of total compensation reported for Ms. Trombly and the average total compensation reported for Non-PEO Named Executive Officers for the applicable fiscal year in the “Total” column of the Summary Compensation Table (SCT).
(3)	The following table sets forth the adjustments made to the SCT total for each year represented in the pay versus performance table to arrive at “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K:

	2025	2024	2023
SCT Total for PEO	$597,075	$726,543	$559,939
Less: Amount reported under the “Stock Awards” and “Option Awards” columns in the SCT	$37,732	$117,725	$35,751
Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	$(4,900)	$8,202	$33,414
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	$(12,416)	$(26,706)	$(19,190)
Add: Fair value as of vest date of awards granted and vested in the fiscal year	$10,932	$109,053	$–
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	$912	$(2,006)	$(28,580)
Less: Forfeitures during fiscal year equal to prior fiscal year-end value	$–	$–	$–
Total Adjustments	$(43,204)	$(29,182)	$(50,107)
Compensation Actually Paid to PEO	$553,871	$697,361	$509,832

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(4)	The following table sets forth the adjustments made to the SCT total for each year represented in the pay versus performance table to arrive at “compensation actually paid” to our non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K:

	2025	2024	2023
Average SCT Total for Non-PEO NEOs	$444,948	$483,063	$299,230
Less: Amount reported under the “Stock Awards” and “Option Awards” columns in the SCT	$37,732	$78,199	$26,900
Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	$(4,900)	$8,202	$15,138
Add: Fair value as of vest date of awards granted and vested in the fiscal year	$10,932	$69,527	$–
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	$(7,074)	$(13,352)	$(12,794)
Less: Forfeitures during fiscal year equal to prior fiscal year-end value	$–	$–	$–
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	$3	$(1,003)	$(34,914)
Total Adjustments	$(38,772)	$(14,825)	$(59,470)
Average Compensation Actually Paid to Non-PEO NEOs*	$406,176	$468,238	$239,760

Peer Group Issuers, Footnote [Text Block]

(5)	The amounts reported represent the measurement period value of an investment of $100 in our stock on March 31, 2022 (the last trading day before the 2022 fiscal year), and then valued again on each of March 31, 2023 (the last trading day of the 2023 fiscal year), March 28, 2024 (the last trading day of the 2024 fiscal year), and March 28, 2025 (the last trading day of the 2025 fiscal year) based on the closing price per share of the Company’s common stock as of such dates and assuming the reinvestment of dividends.

Pay versus Performance Other Footnote [Text Block]

(6)	The amounts reported represent net loss for the applicable fiscal year calculated in accordance with generally accepted accounting principles in the United States.
(7)	Net Loss: The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.

* The valuation assumptions for stock option awards included in Compensation Actually Paid are: (i) the expected life of each stock option, which is determined using the “simplified method” and which takes into account the average of the remaining vesting period and remaining term as of the vest or fiscal year end date; (ii) the exercise price and the asset price, which are based on the closing price of our Common Stock traded on the Nasdaq on the vest and fiscal year end date, respectively; (iii) the risk-free rate, which is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest or fiscal year end date; (iv) historical volatility, which is based on the daily price history for our Common stock for each expected life period prior to each vest or fiscal year end date; and (v) the annual dividend yield, which was zero.

Relationship Between Compensation Actually Paid Amounts and Performance Measures

Relationship Between Compensation Actually Paid Amounts and Performance Measures

The charts below show, for the past three years, the relationship of the PEO and the other non-PEO NEOs compensation “actually paid” and (i) the Company’s Total Shareholder Return (TSR) and (ii) the Company’s net loss. While the Compensation Committee makes executive compensation decisions in consideration of a variety of factors, including corporate and individual performance, the decisions of the Compensation Committee and Board of Directors in 2025, 2024 and 2023 were made independently of these disclosure requirements.

PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 43,204	$ 29,182	$ 50,107
Adjustment to Compensation Amount	(43,204)	(29,182)	(50,107)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	38,772	14,825	59,470
Adjustment to Compensation Amount	(38,772)	(14,825)	(59,470)
Amount Reported Under The Stock Awards And Option Awards Columns In The SCT [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	37,732	117,725	35,751
Adjustment to Compensation Amount	(37,732)	(117,725)	(35,751)
Amount Reported Under The Stock Awards And Option Awards Columns In The SCT [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	37,732	78,199	26,900
Adjustment to Compensation Amount	(37,732)	(78,199)	(26,900)
Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,900	(8,202)	(33,414)
Adjustment to Compensation Amount	(4,900)	8,202	33,414
Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,900	(8,202)	(15,138)
Adjustment to Compensation Amount	(4,900)	8,202	15,138
Change In Fair Value As Of Fiscal Year End Compared To Prior Fiscal Year End Of Awards Granted In Any Prior Fiscal Year That Are Outstanding And Unvested As Of The End Of The Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,416	26,706	19,190
Adjustment to Compensation Amount	(12,416)	(26,706)	(19,190)
Change In Fair Value As Of Fiscal Year End Compared To Prior Fiscal Year End Of Awards Granted In Any Prior Fiscal Year That Are Outstanding And Unvested As Of The End Of The Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,074	13,352	12,794
Adjustment to Compensation Amount	(7,074)	(13,352)	(12,794)
Fair Value As Of Vest Date Of Awards Granted And Vested In The Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,932)	(109,053)	0
Adjustment to Compensation Amount	10,932	109,053	0
Fair Value As Of Vest Date Of Awards Granted And Vested In The Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,932)	(69,527)	0
Adjustment to Compensation Amount	10,932	69,527	0
Change In Fair Value As Of Vesting Date Compared To Prior Fiscal Year End Of Awards Granted In Any Prior Fiscal Year For Which All Vesting Conditions Were Satisfied At Fiscal Year End Or During The Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(912)	2,006	28,580
Adjustment to Compensation Amount	912	(2,006)	(28,580)
Change In Fair Value As Of Vesting Date Compared To Prior Fiscal Year End Of Awards Granted In Any Prior Fiscal Year For Which All Vesting Conditions Were Satisfied At Fiscal Year End Or During The Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3)	1,003	34,914
Adjustment to Compensation Amount	3	(1,003)	(34,914)
Forfeitures During Fiscal Year Equal To Prior Fiscal Year End Value [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Adjustment to Compensation Amount	0	0	0
Forfeitures During Fiscal Year Equal To Prior Fiscal Year End Value [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Adjustment to Compensation Amount	$ 0	$ 0	$ 0